Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Dec. 31, 2018	May 31, 2018	Sep. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Jan. 31, 2016	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Ordinary shares hold	568,620						568,620
Amount of cash dividend	$ 5,015	$ 5,012	$ 5,011	$ 7,070	$ 5,008	$ 5,008
Cash dividend per share	$ 0.34	$ 0.34	$ 0.34	$ 0.48	$ 0.34	$ 0.34
Dividend payable, record date	Dec. 31, 2018	Jun. 05, 2018	Oct. 17, 2017	Dec. 30, 2016	Jul. 13, 2016	Jan. 20, 2016
Dividend payable, paid date	Jan. 16, 2019	Jun. 20, 2018	Nov. 02, 2017	Jan. 12, 2017	Jul. 28, 2016	Feb. 04, 2016
NIS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value	$ 1						$ 1